Investment Strategy - SEQUOIA GLOBAL VALUE ETF	Apr. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities of companies selected by Sequoia Financial Group, LLC (the “Sub-Adviser”). Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund defines “equity securities” to include U.S. listed common and preferred stock, depositary receipts (e.g., American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), and ETFs that provide broad exposure to domestic and international equity securities of companies across all market capitalizations, as well as real estate securities.
Depositary receipts, including ADRs and GDR are certificates evidencing ownership of securities of a foreign issuer. The certificates are issued by depositary banks and the underlying securities are held in trust by a custodian bank or similar institution. Depositary receipts may be purchased on securities exchanges or directly from dealers. In addition, the Fund’s international investments may provide exposure to developed and/or emerging markets. An emerging market country is any country determined by the Sub-Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrializing, with lower gross national products than more developed countries. In determining the Fund's exposure to domestic, developed and emerging markets, the Sub-Adviser will generally allocate 50 - 75% of the Fund's assets to domestic equity securities (i.e., U.S. common stocks), 20 - 30% to developed market equity securities and the remaining to emerging market equity securities. The investment exposures are subject to change based on the Sub-Adviser's view of the risk/return profile for domestic and international markets.
In selecting domestic equity securities for the Fund, the Sub-Adviser begins with an investment universe of approximately the largest 3,000 U.S. companies by market capitalization. Companies are then evaluated using the Sub-Adviser’s investment criteria for individual equities, as described below.
The Sub-Adviser uses its proprietary measure of valuation, which considers the company’s shareholder yield and free cash flow yield (two measurements that compare cash profits to enterprise value) when selecting investments for the Fund. The Sub-Adviser seeks to identify the most attractively valued companies (i.e., companies with the largest profits relative to their enterprise value) using these proprietary measures. The Sub-Adviser determines a company’s shareholder yield by the summation of dividends and share buybacks over the past five years, adjusted to account for stock-based compensation, and compared to enterprise value. The Sub-Adviser determines a company’s free cash flow yield by its five-year average free cash flow, adjusted to account for stock- based compensation, and compared to enterprise value. Enterprise value is calculated based primarily on the company’s market capitalization and indebtedness.
The Sub-Adviser also considers a company’s price momentum when selecting investments. Momentum is the observation that financial assets trending strongly in a certain direction will continue to move in that direction. The Sub-Adviser eliminates from consideration companies that are demonstrating poor relative price momentum over a 12-month period.
Lastly, while it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector.
The Sub-Adviser’s investment selection criteria for ETFs includes a review of its structure, relative performance among its peer group, total operating expense ratio, portfolio turnover, investment objective and investment restrictions and limitations. The Sub-Adviser will typically invest in ETFs that have strong performance records relative to peers, have lower operating expenses, lower portfolio turnover, below average capital gains distributions and a demonstrated expertise and focus on the Sub-Adviser’s desired asset class. The Fund is expected to hold ETFs that generally represent investments where the Sub-Adviser believes its own management would not be superior in terms of cost and/or abilities. The Sub-Adviser will review its portfolio allocations at least quarterly for the Fund and will adjust such allocations based on the results of its proprietary screening process. The Fund’s portfolio allocation process is designed to be dynamic and opportunistic.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in equity securities.